Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.46%
	Aerospace & Defense - 3.33%
15,235	Raytheon Co.	$1,998,070

	Airlines - 1.31%
27,620	Delta Air Lines, Inc.	787,999

	Asset Management - 3.63%
4,960	BlackRock, Inc.	2,182,251

	Banks - Global - 2.77%
18,500	JPMorgan Chase & Co.	1,665,555

	Business Services - 4.31%
16,075	Visa, Inc. - Class A	2,590,004

	Business Software & Services - 5.78%
22,020	Microsoft Corp.	3,472,774

	Catalog & Mail Order Houses - 4.84%
1,490	Amazon.com, Inc.*	2,905,083

	Credit Services - 3.33%
20,880	PayPal Holdings, Inc.*	1,999,051

	Diagnostics & Research - 7.48%
16,900	Danaher Corp.	2,339,129
7,598	Thermo Fisher Scientific, Inc.	2,154,793
		4,493,922
	Grocery Stores - 4.13%
82,380	Kroger Co.	2,481,286

	Health Care Plans - 2.76%
6,650	UnitedHealth Group, Inc.	1,658,377

	Health Information Services - 2.19%
8,500	Teladoc Health, Inc.	1,317,585

	Information Technology Services - 4.02%
14,772	Accenture PLC - Class A#	2,411,677

	Internet Information Providers - 3.22%
420	Alphabet, Inc. - Class A*	488,019
1,242	Alphabet, Inc. - Class C*+	1,444,210
		1,932,229
	Medical Devices - 2.55%
9,210	Stryker Corp.	1,533,373

	Medical Instruments & Supplies - 1.47%
1,785	Intuitive Surgical, Inc.*	883,950

	Personal Computers -5.34%
12,615	Apple, Inc.	3,207,868

	Personal Products - 3.76%
20,550	Procter & Gamble Co.	2,260,500

	Personal Services - 1.34%
7,900	Bright Horizons Family Solutions, Inc.*	805,800

	Processed & Packaged Goods - 3.62%
18,090	PepsiCo, Inc.	2,172,609

	Real Estate Development - 1.98%
26,825	Brookfield Asset Manangement, Inc. - Class A#	1,187,006

	Scientific Research & Development Services - 1.46%
13,430	CRISPR Therapeutics AG*#	569,566
15,440	Editas Medicine, Inc.*	306,175
		875,741
	Semiconductor Equipment & Materials - 5.86%
26,085	Applied Materials, Inc.	1,195,215
3,980	NVIDIA Corp.	1,049,128
15,385	NXP Semiconductors N.V.#	1,275,878
		3,520,221
	Software - Application - 2.80%
7,315	Intuit, Inc.	1,682,450

	Specialty Retail - Other - 3.18%
9,815	Alibaba Group Holding Ltd. - ADR*	1,908,821
	Total Common Stocks (Cost $40,993,532)	51,934,202

	EXCHANGE-TRADED FUND - 2.56%
19,880	SPDR S&P Biotech ETF	1,539,507
	Total Exchange-Traded Fund (Cost $1,630,226)	1,539,507

	MONEY MARKET FUND - 10.97%
6,592,078	First American Government Obligations Fund, Class X, 0.43%† (Cost $6,592,078)	6,592,078
	Total Investments in Securities (Cost $49,215,836) - 99.99%	60,065,787
	Other Assets in Excess of Liabilities - 0.01%	7,382
	Net Assets - 100.00%	$60,073,169

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2020.
	+ Non-voting shares.
	ADR - American Depository Receipt
	ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Capital Advisors Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$1,998,070	$-	$-	$1,998,070
Consumer Defensive	2,481,286	-	-	2,481,286
Consumer Goods	4,433,109	-	-	4,433,109
Financial	9,623,867	-	-	9,623,867
Healthcare	10,762,948	-	-	10,762,948
Industrial	787,999	-	-	787,999
Services	6,814,919	-	-	6,814,919
Technology	15,032,004	-	-	15,032,004
Total Common Stocks	51,934,202	-	-	51,934,202
Exchange-Traded Funds	1,539,507	-	-	1,539,507
Money Market Fund	6,592,078	-	-	6,592,078
Total Investments in Securities	$60,065,787	$-	$-	$60,065,787

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.